UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-06251

               ALLIANCEBERNSTEIN MULTI-MARKET STRATEGY TRUST, INC. (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: October 31, 2005

                     Date of reporting period: July 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

ALLIANCEBERNSTEIN MULTI-MARKET STRATEGY TRUST
PORTFOLIO OF INVESTMENTS
July 31, 2005 (unaudited)

                                                        Principal
                                                          Amount
                                                          (000)     U.S. $ Value
                                                        ---------   ------------
Belgium - 2.1%
Government Obligation - 2.1%
Kingdom of Belgium
   3.75%, 3/28/09(a)
   (cost $3,594,723)                              EUR       2,940   $  3,718,711
                                                                    ------------
Canada - 9.4%
Corporate Debt Obligations - 9.4%
Bank of Nova Scotia
   3.93%, 2/18/10(a)                              CAD       5,000      4,132,838
Citigroup Finance Canada, Inc.
   4.30%, 4/25/06(a)                                       10,000      8,243,863
GE Capital Canada Funding Co.
   5.30%, 7/24/07(a)                                        5,000      4,245,006
                                                                    ------------
Total Canadian Securities
   (cost $14,391,773)                                                 16,621,707
                                                                    ------------
Denmark - 1.0%
Government Obligation - 1.0%
Kingdom of Denmark
   7.00%, 11/15/07(a)
   (cost $1,668,192)                              DKK      10,000      1,794,993
                                                                    ------------
France - 6.1%
Corporate Debt Obligation - 2.5%
Dexia Credit Local
   4.75%, 4/25/09(a)                              EUR       3,500      4,540,939
                                                                    ------------
Government Obligation - 3.6%
Government of France
   3.00%, 7/25/09 (TIPS)(a)                                 4,762      6,313,801
                                                                    ------------
Total French Securities
   (cost $11,570,867)                                                 10,854,740
                                                                    ------------
Germany - 5.4%
Corporate Debt Obligation - 2.5%
Kreditanstalt fuer Wiederaufbau
   4.50%, 8/03/06(a)                                        3,500      4,339,840
                                                                    ------------
Government Obligation - 2.9%
Bundesobligation
   3.50%, 10/09/09(a)                                       4,100      5,155,088
                                                                    ------------
Total German Securities
   (cost $9,008,215)                                                   9,494,928
                                                                    ------------
Ireland - 3.8%
Government Obligation - 3.8%
Republic of Ireland
   4.25%, 10/18/07(a)
   (cost $6,537,469)                                        5,325      6,727,990
                                                                    ------------

                                                        Principal
                                                          Amount
                                                          (000)     U.S. $ Value
                                                        ---------   ------------
Italy - 3.7%
Government Obligation - 3.7%
Republic of Italy
   6.75%, 7/01/07(a)
   (cost $6,197,679)                              EUR       5,000   $  6,566,569
                                                                    ------------
Japan - 3.8%
Government Obligations - 3.8%
Government of Japan
   0.30%, 3/20/08(a)                              JPY     200,000      1,784,265
   0.60%, 12/20/09(a)                                     559,850      5,010,116
                                                                    ------------
Total Japanese Securities
   (cost $7,187,396)                                                   6,794,381
                                                                    ------------
Netherlands - 4.6%
Government Obligation - 4.6%
Government of Netherlands
   5.25%, 7/15/08(a)
   (cost $7,219,925)                              EUR       6,150      8,055,688
                                                                    ------------
Norway - 3.3%
Government Obligation - 3.3%
Government of Norway
   5.50%, 5/15/09(a)
   (cost $5,357,119)                              NOK      35,094      5,896,385
                                                                    ------------
Sweden - 9.7%
Government Obligations - 9.7%
Government of Sweden
   4.00%, 12/01/08(a)                             SEK      20,000      3,241,768
   6.50%, 5/05/08(a)                                       97,000     13,936,627
                                                                    ------------
Total Swedish Securities
   (cost $16,559,682)                                                 17,178,395
                                                                    ------------
United Kingdom - 6.6%
Corporate Debt Obligations - 6.6%
Halifax Plc.
   4.75%, 3/24/09(a)                              EUR       2,000      2,589,917
HBOS Treasury Services Plc.
   4.88%, 12/21/07(a)                             GBP       2,500      4,432,238
UBS London
   8.00%, 1/08/07(a)                                        2,500      4,594,385
                                                                    ------------
Total United Kingdom Securities
   (cost $12,164,993)                                                 11,616,540
                                                                    ------------

                                                        Principal
                                                          Amount
                                                          (000)     U.S. $ Value
                                                        ---------   ------------
United States - 33.5%
Corporate Debt Obligations - 6.7%
Citigroup, Inc.
   4.25%, 7/29/09(a)                              US$       5,000   $  4,947,610
JPMorgan Chase & Co.
   3.80%, 10/02/09(a)                                       5,000      4,846,060
Suntrust Bank
   3.46%, 6/02/09(a)                                        2,000      2,001,103
                                                                    ------------
                                                                      11,794,773
                                                                    ------------
U.S. Government and Government
Sponsored Agency Obligations - 26.8%
Federal Home Loan Bank
   2.75%, 3/14/08(a)                                        3,500      3,370,839
   3.00%, 4/15/09(a)                                        4,000      3,818,384
   3.75%, 8/18/09(a)                                        4,500      4,406,436
Federal Home Loan Mortgage Corp.
   3.50%, 2/15/08(a)                              EUR       9,500     11,811,692
Federal National Mortgage Association
   1.75%, 3/26/08(a)                              JPY   1,110,000     10,268,060
   3.25%, 2/15/09(a)                              US$       5,000      4,820,845
U.S. Treasury Notes
   0.88%, 4/15/10 (TIPS)(a)                                 2,053      1,971,702
   3.13%, 10/15/08(a)                                       2,500      2,428,515
   3.88%, 1/15/09 (TIPS)(a)                                 4,268      4,582,473
                                                                    ------------
                                                                      47,478,946
                                                                    ------------
Total United States Securities
   (cost $58,861,747)                                                 59,273,719
                                                                    ------------
SHORT-TERM INVESTMENTS - 4.9%
Repurchase Agreement - 3.1%
Deutsche Bank
   3.27%, dated 7/29/05,
   due 8/01/05 in the amount
   of $5,501,499 (cost $5,500,000;
   collateralized by $5,620,000 FHLMC,
   4.00%, due 2/02/07, value $5,603,702)                    5,500      5,500,000
                                                                    ------------
Mexico - 1.8%
Government Obligations - 1.8%
Mexican Cetes
   Zero coupon, 5/11/06                           MXN      25,000      2,194,932
   Zero coupon, 7/06/06                                    10,500        909,088
                                                                    ------------
Total Mexican Securities
   (cost $3,059,943)                                                   3,104,020
                                                                    ------------
Total Short-Term Investments
   (cost $8,559,943)                                                   8,604,020
                                                                    ------------
Total Investments - 97.9%
   (cost $168,879,723)                                               173,198,766
Other assets less liabilities -  2.1%                                  3,793,610
                                                                    ------------
Net Assets - 100%                                                   $176,992,376
                                                                    ------------

FORWARD EXCHANGE CURRENCY CONTRACTS

                                     U.S. $        U.S. $
                       Contract     Value on      Value at      Unrealized
                        Amount    Origination     July 31,     Appreciation/
                        (000)         Date          2005      (Depreciation)
                      ---------   -----------   -----------   --------------
Buy Contracts
Canadian Dollar,
   settling 8/05/05       1,976   $ 1,603,271   $ 1,614,713       $  11,442
Mexican Peso,
   settling 8/15/05      13,282     1,240,652     1,250,520           9,868
Sale Contracts
British Pound,
   settling 8/26/05       3,111     5,645,794     5,463,147         182,647
Canadian Dollar,
   settling 8/05/05      20,451    16,456,991    16,709,603        (252,612)
Danish Krona,
   settling 8/30/05      11,629     1,879,707     1,891,984         (12,277)
Euro Dollar,
   settling 8/18/05      49,537    59,951,068    60,098,094        (147,026)
Japanese Yen,
   settling 8/08/05   1,934,617    17,363,569    17,217,694         145,875
Mexican Peso,
   settling 8/15/05      13,336     1,253,808     1,255,518          (1,710)
Norwegian Kroner,
   settling 8/31/05      39,554     6,054,211     6,101,906         (47,695)
Swedish Krona,
   settling 8/24/05     122,589    15,832,799    15,802,860          29,939

(a) Positions, or a portion thereof, with an aggregate market value of $164,594,746 have been segregated to collateralize forward exchange currency contracts.

     Glossary of Terms:

     FHLMC - Federal Home Loan Mortgage Corporation
     TIPS - Treasury Inflation Protected Security
     Currency Abbreviations:
     CAD - Canadian Dollar
     DKK - Danish Krona
     EUR - Euro Dollar
     GBP - Great British Pound
     JPY - Japanese Yen
     MXN - Mexican Peso
     NOK - Norwegian Kroner
     SEK - Swedish Krona
     US$ - United States Dollar

ALLIANCEBERNSTEIN MULTI-MARKET STRATEGY TRUST
SECURITY TYPE BREAKDOWN*
July 31, 2005 (unaudited)

 39.4% Sovereign Debt Obligations
 28.2% Corporate Debt Obligations
 27.4% U.S. Government & Government Sponsored Agency Obligations
  5.0% Short-Term
-----
100.0% Total Investments
=====

* All data are as of July 31, 2005. The Fund's security type breakdown is expressed as a percentage of total investments and may vary over time.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.   DESCRIPTION OF EXHIBIT
-----------   ----------------------
11(a)(1)      Certification of Principal Executive Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

11(a)(2) Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Multi-Market Strategy Trust, Inc.


By: /s/ Marc O. Mayer
    -----------------------------------------
    Marc O. Mayer
    President

Date: September 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Marc O. Mayer
    -----------------------------------------
    Marc O. Mayer
    President

Date: September 23, 2005


By: /s/ Mark D. Gersten
    -----------------------------------------
    Mark D. Gersten
    Treasurer and Chief Financial Officer

Date: September 23, 2005